Stock-Based Compensation (Details 5)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrant term (years)	7 years
Dividend yield	0.00%	0.00%
Lattice Model Two [Member] | Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	90.00%
Risk free interest rate	1.71%
Warrant term (years)	7 years
Dividend yield	0.00%